ORGANIZATION AND NATURE OF OPERATIONS - Going concern basis of accounting (Details) ₫ in Millions		12 Months Ended
	Oct. 20, 2023 USD ($)	Dec. 31, 2025 VND (₫)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 VND (₫)	Dec. 31, 2023 VND (₫)		Dec. 31, 2025 USD ($)
ORGANIZATION AND NATURE OF OPERATIONS
Net losses		₫ (99,582,848)	$ (3,964,127,543)	₫ (77,354,949)	₫ (60,250,348)	[1]
Accumulated losses		(367,176,828)		(267,792,169)			$ (14,616,330,082)
Net current liability position | ₫		79,319,000
Cash flows from operating activities		(44,461,239)	$ (1,769,883,325)	(30,468,461)	(50,270,617)
Cash and cash equivalents		₫ 7,351,998		₫ 3,306,793	₫ 4,095,472		$ 292,663,429
Standby Equity Subscription Agreement with Yorkville
ORGANIZATION AND NATURE OF OPERATIONS
Subscription of agreement	3 years
Subscription amount | $	$ 1,000,000,000

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control